BUSINESS COMBINATIONS (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Sep. 30, 2011 Liberty Savings Bank FSB [Member]	Dec. 31, 2011 Liberty Savings Bank FSB [Member]	Sep. 23, 2011 Liberty Savings Bank FSB [Member] branches	Dec. 02, 2011 Flagstar Bank FSB [Member] branches	Dec. 31, 2011 Flagstar Bank FSB [Member]
Business Acquisition [Line Items]
Number of branches acquired			16	22
Name of acquiree	Liberty Savings Bank, FSB			Flagstar Bank, FSB
Performing loans assumed			$ 126,500,000
Deposits assumed			341,900,000	464,700,000
Fixed assets acquired			3,800,000	6,600,000
Premium paid on deposits of acquired bank			22,400,000	22,500,000
Goodwill recorded for acquisition	$ 17,102,000	$ 17,102,000		$ 26,128,000	$ 26,128,000